SUBSEQUENT EVENTS (Details Narrative) - USD ($)					3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 14, 2025	Sep. 15, 2025	Aug. 07, 2025	Jul. 18, 2025	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 10, 2025	Sep. 09, 2025	Aug. 29, 2025	Jul. 31, 2025	Jul. 16, 2025
Subsequent Event [Line Items]
Accumulated deficit					$ 111,522,000			$ 4,372,000			$ 111,522,000	$ 4,372,000	$ 106,386,000	$ 99,712,000
Preferred stock, shares authorized					3,000,000						3,000,000		500,000	500,000	3,000,000
Preferred stock, par value					$ 0.001						$ 0.001		$ 0.001	$ 0.001
Initial aggregate warrants		$ 1,730,000									$ 3,827,000
Common stock, par value					$ 0.001						$ 0.001		$ 0.001	$ 0.001
Proceeds from private placement		652,000									$ 3,200,000		$ 5,000,000.0
Net loss					$ 3,175,000	$ (601,000)	$ 2,562,000	$ 1,939,000	$ 1,887,000	$ 1,669,000	5,136,000	5,495,000	6,674,000	$ 8,333,000
Cash flows from operations											5,665,000	(2,208,000)	(610,000)	4,798,000
Cash balance		$ 3,175,000			372,000						372,000		1,334,000	$ 643,000				$ 1,100,000
Private placement, net of offering costs						245,000	$ 400,000				700,000		$ 0
Outstanding debt					1,200,000						1,200,000
Proceeds from public offering of common stock											9,800,000
Proceeds from public offering, net of offering costs											1,280,000
Market value	$ 35,000,000					$ 9,760,000
Minimum stockholders equity requirement value	2,500,000
Minimum net income loss requirement value	$ 500,000
Gibraltar Business Capital [Member]
Subsequent Event [Line Items]
Cash balance					$ 10,300,000						$ 10,300,000							$ 6,700,000
Common Warrants [Member]
Subsequent Event [Line Items]
Exercise price							$ 1.715
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized															1,000,000
Gibraltar Business Capital, LLC ("GBC") [Member] | Fifth Amendment to Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Nonrefundable amendment fees																			$ 112,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event description of fund raising			On August 7, 2025, the Company submitted such hearing request to the Panel, which request will stay suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. On September 4, 2025, the Company made its presentation to the Panel. On September 15, 2025, the Company raised $5.0 million through a private placement of its securities. On September 16, 2025, the Panel determined to grant the Company an exception to demonstrate compliance with the Stockholders’ Equity Requirement and granted the Company’s request for continued listing, subject to the following: (1) the Company shall file a Form 10-K for the period ending June 30, 2025 on or before September 30, 2025, and (2), the Company shall demonstrate compliance with the Stockholder’s Equity Requirement on or before October 31, 2025 through public disclosures describing the transactions undertaken by the Company to achieve compliance and demonstrate long-term compliance. In addition, the Company has taken steps to reduce its cash burn rate through a reduction in force of approximately 15% of its work force. The Company is also exploring additional avenues to raise equity capital in order to be in compliance with Nasdaq’s continued listing requirements. There can be no assurance that the Panel will grant the Company’s request for continued listing, or stay the suspension of the Company’s securities.
Preferred stock, shares authorized															3,000,000	500,000	3,000,000
Preferred stock, par value															$ 0.001		$ 0.001
Preferred stock liquidation value															$ 19.369
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Exercise price		$ 1.715
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized															1,000,000		1,000,000
Preferred stock, par value																	$ 0.001
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value															$ 0.001
Exercise price		$ 0.001
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.001
Warrants purchase		258,144
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Subsequent Event [Line Items]
Preferred stock, par value				$ 0.001
Initial aggregate warrants				$ 2,900,000
Exercise price				$ 19.369
Warrants purchase		1,214,766
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Proceeds from private placement		$ 5,000,000.0
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value				$ 0.001
Subsequent Event [Member] | Gibraltar Business Capital, LLC ("GBC") [Member] | Fifth Amendment to Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Nonrefundable amendment fees																			$ 112,500